Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents	£ 403,717	£ 560,425
Restricted cash	860	1,748
Cash and cash equivalents	£ 404,577	£ 562,173	£ 62,584	£ 31,454